Client Name:
Client Project Name:	PRET 2026-RPL3
Start - End Dates:	2/9/2022 - 4/13/2023
Deal Loan Count:	32

Conditions Report 2.0

Loans in Report:	32
Loans with Conditions:	28

69 - Total Active Conditions
10 - Material Conditions
		10 - Compliance Review Scope
		8 - Category: Documentation
		2 - Category: RESPA
59 - Non-Material Conditions
		59 - Compliance Review Scope
		3 - Category: APR Tolerance
		3 - Category: Documentation
		33 - Category: Federal Consumer Protection
		3 - Category: Finance Charge Tolerance
		9 - Category: RESPA
		3 - Category: Right of Rescission
		1 - Category: State Late Charges
		4 - Category: State Prepayment Penalty
3 - Total Satisfied Conditions

		3 - Compliance Review Scope
		1 - Category: Compliance Manual
		2 - Category: RESPA
0 - Total Waived Conditions

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